ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 56,928	$ 17,976
Accrued professional fees		200,000
Deposit payable		47,417
Others		26,286
Total	$ 56,928	$ 291,679